Property, Plant and Equipment, net - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 89,597,179	$ 99,798,593
Depreciation on property, plant and equipment	77,925,179	87,158,682
Increase decrease through net exchange differences property, plant and equipment	$ 26,156,932	$ 18,829,920